Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended March 31,
	2025	2024
Numerator:
Net loss	$(20,504)	$(11,163)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,718	38,126

Net loss per share, basic and diluted	$(0.53)	$(0.29)

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net loss	$(38,531)	$(28,354)	$(99,574)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,367	37,594	36,991

Net loss per share, basic and diluted	$(1.00)	$(0.75)	$(2.69)

Schedule of Common Share Equivalents Excluded from Diluted Net Loss Per Share

As the Company was in a net loss position for all periods listed in the table below, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Three Months Ended March 31,
	2025	2024
Stock options	5,018	3,520
RSUs	1,688	1,497
Estimated ESPP purchases	8	19
Total dilutive shares	6,714	5,036

As the Company was in a net loss position for all periods, the following common share equivalents were excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive (in thousands):

	Year Ended December 31,
	2024	2023	2022
Stock options	3,561	2,783	2,432
Common stock and RSUs	1,341	1,513	908
Estimated ESPP purchases	8	23	52
Total dilutive shares	4,910	4,319	3,392